Annual Operating Expenses {- Franklin OnChain U.S. Government Money Fund} - Franklin OnChain U.S. Government Money Fund -01 - Franklin OnChain U.S. Government Money Fund - Franklin OnChain U.S. Government Money Fund null
	Apr. 06, 2021
Operating Expenses:
Distribution and service (12b-1) fees	none
Other expenses	3.36%	[1]
Total annual Fund operating expenses	3.51%
Fee waiver and/or expense reimbursement	(3.31%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.20%

[1]	1. “Other expenses” are based on estimated amounts for the current fiscal year.
[2]

2. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganization and liquidation) for the Fund do not exceed 0.20% until July 31, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund's fees and expenses (which would result in lower fees for shareholders).